Trade Receivables, Net - Schedule of Allowance for Credit Loss of Trade Receivables (Details) - Trade Receivables [Member] - HKD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Allowance for Credit Loss of Trade Receivables [Line Items]
Balance at beginning of the period	$ 6,077,000	$ 8,347,208
Retrospective adjustment upon adoption of ASC 326		947,792
Provision for the period	313,000	64,000
Balance at end of the period	$ 6,390,000	$ 9,359,000